Subsequent Events - Additional Information (Details)									1 Months Ended	9 Months Ended
	Dec. 07, 2021 USD ($) Day $ / shares shares	Oct. 01, 2021 USD ($) $ / shares shares	Feb. 12, 2021 USD ($)	Feb. 11, 2021 USD ($) $ / shares shares	Feb. 11, 2021 USD ($) $ / shares shares	Feb. 08, 2021 USD ($) shares	Feb. 01, 2021 USD ($) shares	Dec. 02, 2020 shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Jul. 29, 2021 USD ($)	Feb. 28, 2021 $ / shares	Feb. 16, 2021 $ / shares
Subsequent Event [Line Items]
Payment to affiliate of sponsor							$ 15,000			$ 25,000
Increased amount of initial public offering						$ 312,000,000.0
Class B Unit Incentive Plan [Member]
Subsequent Event [Line Items]
Incentive units participation threshold | $ / shares												$ 1.00
Modified Class B Unit Incentive Plan [Member]
Subsequent Event [Line Items]
Unrecognized compensation costs										$ 85,200,000
Mr Weightman
Subsequent Event [Line Items]
Payment to affiliate of sponsor							$ 10,000
GigCapital4, Inc
Subsequent Event [Line Items]
Common stock issued in consideration for future service | shares							6,000
Underwriters option period									45 days
Option to purchase additional units to cover over-allotments | shares									4,680,000
Paid an underwriting discount in cash | $ / shares									$ 0.20	$ 0.20
Deferred underwriting commissions per unit | $ / shares									$ 0.35	$ 0.35
Aggregate deferred underwriting commissions									$ 10,920,000	$ 12,558,000
Sale of common stock, Shares | shares				35,880,000					156,000
Stock split, description									On February 8, 2021, the Company effected a 1.2:1 stock split of its common stock. All common stock share numbers and prices have been retroactively adjusted to reflect the stock split.
Stock split ratio on common stock						1.2
Sale of units | shares										35,880,000
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Exercise price of warrants | $ / shares				$ 11.50	$ 11.50
Number of shares of common stock per unit | shares				1	1				1
Sale of stock price per unit | $ / shares				$ 10.00	$ 10.00					$ 10.00
Net proceeds from sale of units in initial public offering										$ 351,624,000
Proceeds from sale of units in private placement									$ 1,560,000
Amount held in trust account										358,817,210
Transaction costs										593,899
Deferred underwriting fees					$ 12,558,000
Original offering cost					$ 663,899
Convertible note payable										$ 200,000,000
Debt instruments convertible price per share | $ / shares										$ 11.50
GigCapital4, Inc | Warrants
Subsequent Event [Line Items]
Sale of common stock, Shares | shares									31,200,000
Exercise price of warrants | $ / shares										$ 11.50
Sale of units description				Each Unit consists of one share of the Company’s common stock, $0.0001 par value (“Common Stock”), and one-third (1/3) of one redeemable warrant (a “Public Warrant”)					Each Public Unit consists of one share of the Company’s common stock, $0.0001 par value and one-third (1/3) of one warrant to purchase one share ofcommon stock (the “Public Warrants”).
GigCapital4, Inc | Over-Allotment Option
Subsequent Event [Line Items]
Underwriters option period										45 days
Option to purchase additional units to cover over-allotments | shares									4,680,000	4,680,000
Over-allotment option, expiration date									Feb. 11, 2021
Aggregate deferred underwriting commissions									$ 12,558,000
Sale of common stock, Shares | shares				4,680,000					249,600	249,600
Proceeds from sale of units or stock									$ 2,496,000
Sale of units | shares									249,600
Proceeds from sale of units in private placement									$ 2,496,000	$ 2,496,000
GigCapital4, Inc | Over-Allotment Option | Warrants
Subsequent Event [Line Items]
Sale of common stock, Shares | shares									4,680,000
GigCapital4, Inc | IPO
Subsequent Event [Line Items]
Underwriters option period									45 days
Paid an underwriting discount in cash | $ / shares									$ 0.20
Common stock, par value | $ / shares									0.0001
Exercise price of warrants | $ / shares									$ 11.50
Additional gross proceeds									$ 46,800,000
Number of shares of common stock per unit | shares									1
GigCapital4, Inc | Private Placement
Subsequent Event [Line Items]
Sale of units | shares					1,099,600					249,600
Sale of stock price per unit | $ / shares				$ 10.00	$ 10.00					$ 10.00
Net proceeds from sale of units in initial public offering					$ 10,996,000
GigCapital4, Inc | Mr Weightman | Insider Shares Grant Agreements
Subsequent Event [Line Items]
Common stock issued in consideration for future service | shares									6,000	6,000
GigCapital4, Inc | Underwriters
Subsequent Event [Line Items]
Transaction costs										$ 7,176,000
GigCapital4, Inc | Underwriters | Private Placement
Subsequent Event [Line Items]
Sale of units | shares					249,600			249,600		249,600
Exercise price of warrants | $ / shares									$ 11.50	$ 11.50
Number of shares of common stock per unit | shares									1
Sale of stock price per unit | $ / shares									$ 10.00	10.00
Net proceeds from sale of units in initial public offering					$ 2,496,000
Maximum | GigCapital4, Inc | Warrants
Subsequent Event [Line Items]
Exercise price of warrants | $ / shares										$ 9.20
Maximum | GigCapital4, Inc | IPO
Subsequent Event [Line Items]
Option to purchase additional units to cover over-allotments | shares									4,680,000
Subsequent Events
Subsequent Event [Line Items]
Proceeds From The Trust Account	$ 110,021,000
Subsequent Events | BBAI Holdings [Member]
Subsequent Event [Line Items]
Business combination equity interest issuable number of shares | shares	105,000,000
Subsequent Events | Gig Capital Four [Member]
Subsequent Event [Line Items]
Sale of units description	If shareholders sell any shares in the open market within the first month of the three-month period and at a price greater than $10.05, New BigBear will pay the shareholders $0.05 per share sold.
Business combination equity interest issuable number of shares | shares	8,000,000
Proceeds From The Trust Account	$ 101,021,000
Business combination consdieration paid equity interests issuable or issued	$ 75,000,000
Stock Issued During Period Shares New Issues To Advisors | shares	1,495,320
Repayment of Antares loan	$ 114,393,000
Business combination, transaction costs	$ 19,750,000
Line of credit interest rate during period	6.00%
Debt instruments convertible price per share | $ / shares	$ 11.50
Debt Instrument, Convertible, Threshold Trading Days | Day	180
Business combination share price | $ / shares	$ 10.15
Subsequent Events | Gig Capital Four [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Convertible note payable	$ 200,000,000
Subsequent Events | Gig Capital Four [Member] | PIPE Financing [Member]
Subsequent Event [Line Items]
Long term line of credit	$ 80,000,000
Subsequent Events | Class B Unit Incentive Plan [Member]
Subsequent Event [Line Items]
Incentive units participation threshold | $ / shares													$ 1.00
Subsequent Events | Modified Class B Unit Incentive Plan [Member]
Subsequent Event [Line Items]
Unrecognized compensation costs											$ 85,200,000
Subsequent Events | GigCapital4, Inc
Subsequent Event [Line Items]
Proceeds from sale of units or stock						$ 260,000,000.0
Stock split ratio on common stock						1.2
Exercise price of warrants | $ / shares				$ 11.50	$ 11.50				$ 11.50
Number of shares of common stock per unit | shares				1	1
Sale of stock price per unit | $ / shares									$ 10.00
Proceeds from sale of units in private placement			$ 361,954,526
Transaction costs				$ 20,399,474
Deferred underwriting fees				12,558,000
Original offering cost				$ 665,474
Subsequent Events | GigCapital4, Inc | Warrants
Subsequent Event [Line Items]
Sale of units description				Each Public Unit consists of one share of common stock and one-third (1/3) of a Public Warrant.		Each Public Unit consists of one share of the Company’s common stock, $0.0001 par value, and one-third (1/3) of one Public Warrant.
Subsequent Events | GigCapital4, Inc | Over-Allotment Option
Subsequent Event [Line Items]
Sale of common stock, Shares | shares				4,680,000
Subsequent Events | GigCapital4, Inc | IPO
Subsequent Event [Line Items]
Sale of common stock, Shares | shares				35,880,000
Sale of units | shares						31,200,000
Gross proceeds from issuance of unit						$ 312,000,000.0
Gross proceeds				$ 358,800,000
Sale of stock price per unit | $ / shares				$ 10.00	$ 10.00
Net proceeds from sale of units in initial public offering				$ 351,624,000
Subsequent Events | GigCapital4, Inc | Mr Weightman | Insider Shares Grant Agreements
Subsequent Event [Line Items]
Common stock issued in consideration for future service | shares							6,000
Payment to affiliate of sponsor							$ 10,000
Subsequent Events | GigCapital4, Inc | Private Placement
Subsequent Event [Line Items]
Gross proceeds from issuance of unit				10,996,000
Proceeds from sale of units in private placement				7,176,000
Amount held in trust account				358,800,000	$ 358,800,000
Subsequent Events | GigCapital4, Inc | Private Placement | Nomura, Oppenheimer and Odeon
Subsequent Event [Line Items]
Proceeds from sale of units or stock				$ 2,496,000
Sale of units | shares				249,600
Subsequent Events | GigCapital4, Inc | Sponsor | Private Placement
Subsequent Event [Line Items]
Proceeds from sale of units or stock				$ 8,500,000
Sale of units | shares				850,000
Sale of stock price per unit | $ / shares				$ 10.00	$ 10.00
Sale of units in private placement | shares | shares				1,099,600
Subsequent Events | GigCapital4, Inc | Underwriters
Subsequent Event [Line Items]
Transaction costs				$ 7,176,000
Subsequent Events | Minimum | Gig Capital Four [Member]
Subsequent Event [Line Items]
Sale of stock price per unit | $ / shares	$ 10.00
Subsequent Events | Maximum | GigCapital4, Inc | Mr Weightman | Insider Shares Grant Agreements
Subsequent Event [Line Items]
Payment to affiliate of sponsor							$ 15,000
Subsequent Events | Forward Share Purchase Agreements | GigCapital4, Inc
Subsequent Event [Line Items]
Aggregate shares of common stock agreed to purchase | shares		10,000,000
Agreed purchase price of common stock, per share | $ / shares		$ 10.15
Agreed price per share if exceeds transaction price | $ / shares		$ 0.05
Amount will deposit in to escrow account upon closing of transactions		$ 101,500,000
Aggregate number of shares held by investors as of closing of transactions | $ / shares		$ 10.15
Subsequent Events | Forward Share Purchase Agreements | Minimum | GigCapital4, Inc
Subsequent Event [Line Items]
Sale value of shares in open market when price exceeds, per share | $ / shares		10.00
Sales price per share upon closing of transactions | $ / shares		$ 10.05